Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 12 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of December 31, 2023	As of December 31, 2022
Land use rights	$1,553,876	$1,599,693
Software	1,262,784	1,299,612
Others	2,219,420	2,284,860
Patent	111,562	114,851
Total	5,147,642	5,299,016
Less: accumulated amortization	(697,653)	(429,362)
Intangible assets, net	$4,449,989	$4,869,654

Amortization expense was $281,341, $206,964 and $34,671 for the year ended December 31, 2023, 2022 and 2021, respectively.

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2024	$279,575
2025	279,444
2026	278,158
2027	276,798
2028	276,798
Thereafter	3,059,216
$4,449,989